Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,060.99
Total Fee Amount	1,060.99
Total Transaction Valuation	7,682,741
Total Offset Amount
Net Fee	$ (0)